UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                 /_/
      check the box but do not list series or classes)

                                   DWS Balanced VIP







3     Investment Company Act File Number:                              811-5002



      Securities Act File Number:                                      33-11802



4(a). Last day of fiscal year for which this Form is filed:            December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                      /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                         /_/


5     Calculation of registration fee:                                                              /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $47,166



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                     $301,796



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                  $70,328,167
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $70,629,963

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     ($70,582,796)
--------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                     0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                         N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.



                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                    /_/
      check the box but do not list series or classes)

                                   DWS Blue Chip VIP







3     Investment Company Act File Number:                                                                       811-5002



      Securities Act File Number:                                                                               33-11802



4(a). Last day of fiscal year for which this Form is filed:                                                     December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                        /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/


5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $9,814,040



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                   $8,875,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                           $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $8,875,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                $939,040
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        $0
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                        0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                        $28.83


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                           $28.83


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                        N/A




      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                /_/
      check the box but do not list series or classes)

                                   DWS Conservative Allocation VIP







3     Investment Company Act File Number:                                                                  811-5002



      Securities Act File Number:                                                                          33-11802



4(a). Last day of fiscal year for which this Form is filed:                                                December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                               /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                                    /_/

5     Calculation of registration fee:                                                                       /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                               $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                           $1,067
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                     $1,067

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:   ($1,067)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                 0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                           $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                           $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                                N/A




      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                    /_/
      check the box but do not list series or classes)

                                   DWS Core Fixed Income VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                              December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                      /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/



5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $65,519,133



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                   $42,785,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                         $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $42,785,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                             $22,734,133
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                        0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                       $697.94


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $697.94


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                     Wire Transfer




      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                     /_/
      check the box but do not list series or classes)

                                   DWS Davis Venture Value VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $8,599,191



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                       $1,125,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                             $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $1,125,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                              $7,474,191
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        $0
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                     $229.46


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $229.46


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                    Wire Transfer


      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                    /_/
      check the box but do not list series or classes)

                                   DWS Dreman High Return Equity Portfolio







3     Investment Company Act File Number:                                                                 811-5002



      Securities Act File Number:                                                                         33-11802



4(a). Last day of fiscal year for which this Form is filed:                                               December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                                   /_/

5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $25,837,550



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                     $13,274,334



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                          $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $13,274,334

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                             $12,563,216
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                       $385.69


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $385.69


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                    /_/
      check the box but do not list series or classes)

                                   DWS Dreman Small Mid Cap Value VIP (fka, DWS Dreman Small Cap Value VIP)







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                      /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $16,873,803



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                        $5,785,084



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                             $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $5,785,084

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                             $11,088,720
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                       $340.42


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $340.42


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                        Wire Transfer




      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                     /_/
      check the box but do not list series or classes)

                                   DWS Global Thematic VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                      /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/



5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $75,000



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                           $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                         $0

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                 $75,000
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                         0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $2.30


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $2.30


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                     Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Government & Agency Securities VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                                 /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $251,407



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                             $4,626,407



(iii) Aggregate price of securities redeemed or repurchased during any prior fis$1,340,252.00 year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $5,966,659

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:  ($5,715,252)
--------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                        0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                        Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Growth Allocation VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                                   /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                             $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                              $1,096
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                     $1,096

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:   ($1,096)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                         0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:         0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                      0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                        N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS High Income VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                               /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $4,981,415



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                     $4,507,963



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                          $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $4,507,963

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                $473,452
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                        $14.53


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                           $14.53


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                     Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS International Select Equity VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $4,478,157



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                     $6,085,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                     $13,794,770
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $19,879,770

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]: ($15,401,613)
--------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                        0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                         0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                       N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Janus Growth & Income VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                             $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal$2,352,906 year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $2,352,906

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:($2,352,906)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                                0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                       Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Large Cap Value VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):        $11,711,687



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:$4,380,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal     $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                  $4,380,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                              $7,331,687
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                                0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                       $225.08


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $225.08


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               Wire Transfer




      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /_/
      check the box but do not list series or classes)

                                   DWS Mid Cap Growth VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                             $0.00



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                     $2,340,000.00



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                     $3,539,149
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $5,879,149

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:($5,879,149)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                        N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Moderate Allocation VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.                      /_/



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                               $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                             $1,081
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                     $1,081

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:   ($1,081)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                       N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Money Market VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.                      /_/



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/

5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $1,407,657



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                      $783,018



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                     $99,783,148
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $100,566,166

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)($99,158,508)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                                N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Small Cap Growth VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $1,180,000



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                             $9,165,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $9,165,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                      $0
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(($7,985,000.00)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                         0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               Wire Transfer


      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Strategic Income VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $1,986,723



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                        $2,275,000



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $2,275,000

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                      $0
              [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]: ($288,276.91)
--------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                   Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Technology VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                              /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                       $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                    $653,234
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                   $653,234

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                   $0.00
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]: ($653,234)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                                N/A



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   DWS Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,                       /_/
      check the box but do not list series or classes)

                                   DWS Turner Mid Cap Growth VIP







3     Investment Company Act File Number:                                                               811-5002



      Securities Act File Number:                                                                       33-11802



4(a). Last day of fiscal year for which this Form is filed:                                             December 31, 2006




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                              /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /_/


5     Calculation of registration fee:                                                                  /_/

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                                $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                       $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                     $865,036
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                   $865,036

(v)   Net sales - if item 5(i) is greater than item 5(iv)                                                                      $0
              [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]: ($865,036)
----------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                          0.0000307


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                         $0.00


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
      October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                            $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                            $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                     Wire Transfer



      SIGNATURES


      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*    /s/Caroline Pearson           Date     3/16/07
                                   -------------------------            -------------------------

                                   Caroline Pearson, Assistant Secretary

      *Please print the name and title of the signing officer below the signature.
